Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Supplement [Text Block]	ast1_SupplementTextBlock

ALPS SERIES TRUST

Supplement dated March 31, 2015 to the

Prospectus and Statement of Additional Information for Cognios Market Neutral Large
Cap Fund, each dated January 28, 2015, as supplemented from time to time

Effective April 1, 2015, the text and the tables under the headings “Fees and Expenses of the Fund” on page 2 and “Example” on page 3 of the Summary Section of the Fund’s Prospectus, are hereby deleted and replaced in their entirety with the following:

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	2.40%	1.93%
Dividend Expense(1), Borrowing Costs and Brokerage Expenses on Securities Sold Short	2.01%	2.01%
Total Annual Fund Operating Expenses(2)	6.16%	5.44%
Fee Waiver and Expense Reimbursement(3)	-2.20%	-1.73%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.96%	3.71%

(1) Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales.  Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the “Adviser”).

(2) Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) is 4.15% for Investor Class and 3.43% for Institutional Class.

(3) Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses  of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund’s average annual net assets.  The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Investor Class	$398	$1,628	$2,831	$5,722
Institutional Class	$373	$1,470	$2,558	$5,237

Cognios Market Neutral Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast1_SupplementTextBlock

ALPS SERIES TRUST

Supplement dated March 31, 2015 to the

Prospectus and Statement of Additional Information for Cognios Market Neutral Large
Cap Fund, each dated January 28, 2015, as supplemented from time to time

Effective April 1, 2015, the text and the tables under the headings “Fees and Expenses of the Fund” on page 2 and “Example” on page 3 of the Summary Section of the Fund’s Prospectus, are hereby deleted and replaced in their entirety with the following:

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	2.40%	1.93%
Dividend Expense(1), Borrowing Costs and Brokerage Expenses on Securities Sold Short	2.01%	2.01%
Total Annual Fund Operating Expenses(2)	6.16%	5.44%
Fee Waiver and Expense Reimbursement(3)	-2.20%	-1.73%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	3.96%	3.71%

(1) Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales.  Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the “Adviser”).

(2) Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) is 4.15% for Investor Class and 3.43% for Institutional Class.

(3) Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses  of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund’s average annual net assets.  The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Investor Class	$398	$1,628	$2,831	$5,722
Institutional Class	$373	$1,470	$2,558	$5,237

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Cognios Market Neutral Large Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Dividend Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	2.01%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.16%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	3.96%	[1]
1 Year	rr_ExpenseExampleYear01	398
3 Years	rr_ExpenseExampleYear03	1,628
5 Years	rr_ExpenseExampleYear05	2,831
10 Years	rr_ExpenseExampleYear10	5,722
Cognios Market Neutral Large Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Dividend Expense, Borrowing Costs and Brokerage Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	2.01%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.44%	[1],[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	3.71%	[1]
1 Year	rr_ExpenseExampleYear01	373
3 Years	rr_ExpenseExampleYear03	1,470
5 Years	rr_ExpenseExampleYear05	2,558
10 Years	rr_ExpenseExampleYear10	5,237

[1]	Dividend Expense reflects dividends paid on borrowed securities and are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Cognios Capital, LLC (the "Adviser").
[2]	Total Annual Fund Operating Expenses excluding Dividend Expense (dividends paid on borrowed securities) is 4.15% for Investor Class and 3.43% for Institutional Class.
[3]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), the Adviser has agreed contractually to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund attributable to services provided by ALPS Fund Services, Inc. and its affiliates (including, but not limited to, organizational expenses and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses to 1.70% of the Fund's average annual net assets. The Fee Waiver Agreement is in effect through January 31, 2016 and may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.